Income Taxes (Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Income tax provision calculated using the statutory rate of 35%	$ 40,921	$ 61,969	$ 63,044
State and local income taxes, less federal income tax effect	4,600	6,044	5,787
Nondeductible expenses	1,041	881	1,438
Stock compensation tax benefits	(18,932)
Enactment of the tax reform act	(8,305)
Other --net	(585)	(583)	(417)
Total	$ 18,740	$ 68,311	$ 69,852
Effective tax rate	16.00%	38.60%	38.80%
Statutory rate	35.00%